Deferred revenue	12 Months Ended
Mar. 31, 2016
Deferred revenue
Deferred revenue

13Deferred revenue

(a)Deferred revenue consists of the following:

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Payments by customers prior to completion of cord blood processing services	87,296	96,857	15,022
Unearned storage fees	1,232,243	1,482,074	229,850

Total current and non-current deferred revenue	1,319,539	1,578,931	244,872

Representing:
Current portion	220,140	257,692	39,965
Non-current portion	1,099,399	1,321,239	204,907

Total current and non-current deferred revenue	1,319,539	1,578,931	244,872

(b)An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Balance at beginning of year	608,115	926,756	1,232,243	191,105
Deferred revenue arising from new customers	485,290	509,334	493,354	76,512
Credited to income	(166,649)	(203,847)	(243,523)	(37,767)

Balance at end of year	926,756	1,232,243	1,482,074	229,850